Property and equipment, net (Details)	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2021 USD ($)
Property and equipment, net
Total property and equipment	¥ 45,922,833		¥ 48,268,634		$ 7,206,294
Accumulated depreciation	(39,734,571)		(37,132,035)		(6,235,221)
Property and equipment, net	6,188,262		11,136,599		971,073
Depreciation	6,215,253	$ 975,309	10,114,779	¥ 10,544,813
Gains (loss) from the disposal of property and equipment	180,537	$ 28,330	(59,213)	¥ 2,389
Computer and transmission equipment
Property and equipment, net
Total property and equipment	19,521,668		22,107,077		3,063,376
Furniture and office equipment
Property and equipment, net
Total property and equipment	2,781,360		3,663,257		436,456
Leasehold improvements
Property and equipment, net
Total property and equipment	22,803,702		21,682,197		3,578,398
Motor vehicles
Property and equipment, net
Total property and equipment	¥ 816,103		¥ 816,103		$ 128,064